February 7, 2022

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Inflation Linked Bond Fund

File Nos. 333-183931 and 811-22746

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on January 31, 2022 of Registrant’s Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary